5. Cash and Bank Deposit	12 Months Ended
Mar. 31, 2018
Notes
5. Cash and Bank Deposit

5.  Cash and Bank Deposit

Cash and cash equivalents are summarized as follows:

	03/31/2018	03/31/2017

Cash at Bank	$4,756,354	$1,244,844
Cash on Hand	-	-
Total (Cash and Bank Deposits)	$4,756,354	$1,244,844